UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09151
Investment Company Act File Number
Eaton Vance Pennsylvania Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Pennsylvania Municipal Income Trust
February 28, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.2%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 2.9%
$1,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$994,440

		$994,440

Cogeneration — 2.3%
$100	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	$61,795
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	274,525
475	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	446,201

		$782,521

Education — 15.5%
$1,050	Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,060,458
500	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500,160
1,200	Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,142,052
500	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	495,820
625	Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	565,981
625	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	581,663
500	Pennsylvania State University, 5.00%, 3/1/40	501,615
500	Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	501,045

		$5,348,794

Electric Utilities — 3.1%
$435	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), Prerefunded to 6/1/11, 6.75%, 12/1/36	$454,166
600	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	609,450

		$1,063,616

Escrowed/Prerefunded — 1.9%
$600	Bucks County Industrial Development Authority, (Pennswood Village), Prerefunded to 10/1/12, 6.00%, 10/1/27	$655,824

		$655,824

General Obligations — 7.5%
$500	Chester County, 5.00%, 7/15/27(1)	$534,735
1,000	Daniel Boone Area School District, 5.00%, 8/15/32	1,001,520
1,000	Philadelphia School District, 6.00%, 9/1/38	1,032,270

		$2,568,525

Hospital — 22.6%
$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$483,995
750	Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	686,587
750	Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	742,537
1,215	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,159,426
750	Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	690,195
1,500	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,317,915
250	Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	232,645

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	$1,078,410
675	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	641,176
250	South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	233,818
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	512,075

		$7,778,779

Housing — 17.1%
$485	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$442,194
1,135	Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,066,741
895	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	798,054
500	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	481,620
910	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	880,953
500	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	464,655
975	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	894,991
910	Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.15%, 10/1/37	851,278

		$5,880,486

Industrial Development Revenue — 10.7%
$200	Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$192,988
750	Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	685,140
250	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	260,793
1,000	Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	992,730
500	Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	465,570
1,325	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	1,093,151

		$3,690,372

Insured-Education — 12.5%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$498,930
1,675	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,505,373
1,115	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,027,896
375	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	381,135
875	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	876,767

		$4,290,101

Insured-Escrowed/ Prerefunded — 9.1%
$1,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,616,368
2,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,523,160

		$3,139,528

Insured-General Obligations — 4.6%
$500	Beaver County, (AGM), 5.55%, 11/15/31	$517,640
750	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	774,675
300	West Mifflin Area School District, (AGM), 5.125%, 4/1/31	304,509

		$1,596,824

Insured-Hospital — 11.1%
$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$282,190
355	Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	341,985
1,440	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,343,016
35	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (NPFG), 5.25%, 7/1/29	32,729

Principal
Amount
(000’s omitted)	Security	Value
$1,900	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	$1,813,151

		$3,813,071

Insured-Lease Revenue/Certificates of Participation — 4.9%
$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500,630
1,195	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,197,438

		$1,698,068

Insured-Sewer Revenue — 1.4%
$500	Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$494,015

		$494,015

Insured-Special Tax Revenue — 3.5%
$9,870	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$495,375
1,690	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	180,205
3,350	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	330,008
2,100	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	191,625

		$1,197,213

Insured-Transportation — 9.1%
$500	Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$470,970
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,004,940
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,666,512

		$3,142,422

Insured-Water and Sewer — 4.7%
$500	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	$454,265
875	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	806,680
360	Philadelphia, Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	354,053

		$1,614,998

Senior Living/Life Care — 4.0%
$1,000	Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$524,780
500	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	500,185
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	188,412
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	177,650

		$1,391,027

Special Tax Revenue — 0.3%
$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$111,175

		$111,175

Transportation — 11.0%
$465	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$458,597
285	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	276,926
270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	270,848
1,000	Pennsylvania Turnpike Commission, 5.25%, 6/1/39	957,360
1,430	Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,026,969
750	Pennsylvania Turnpike Commission, 5.625%, 6/1/29	775,867

		$3,766,567

Utilities — 1.6%
$600	Philadelphia Gas Works, 5.25%, 8/1/40	$548,538

		$548,538

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 1.8%
$750	Harrisburg Water Authority, 5.25%, 7/15/31	$610,665

		$610,665

Total Tax-Exempt Investments — 163.2% (identified cost $59,121,422)		$56,177,569

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.5)%		$(21,176,736)

Other Assets, Less Liabilities — (1.7)%		$(574,855)

Net Assets Applicable to Common Shares — 100.0%		$34,425,978

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 37.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 12.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security is in default and making only partial interest payments.

A summary of open financial instruments at February 28, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	50 U.S. 30-Year Treasury Bond	Short	$(5,962,325)	$(6,017,188)	$(54,863)

Interest Rate Swaps

		Annual			Net Unrealized
	Notional	Fixed Rate	Floating Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	(Depreciation)
Bank of America	$1,000,000	4.524%	3-month USD- LIBOR-BBA	May 18, 2011/ May 20, 2041	$(34,115)
JPMorgan Chase Co.	912,500	4.163	3-month USD- LIBOR-BBA	March 14, 2011/ March 14, 2041	19,041

					$(15,074)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $19,041 and $88,978, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,538,573

Gross unrealized appreciation	$721,848
Gross unrealized depreciation	(3,732,852)

Net unrealized depreciation	$(3,011,004)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$56,177,569	$—	$56,177,569

Total Investments	$—	$56,177,569	$—	$56,177,569

Interest Rate Swaps	$—	$19,041	$—	$19,041

Total	$—	$56,196,610	$—	$56,196,610

Liability Description

Futures Contracts	$(54,863)	$—	$—	$(54,863)
Interest Rate Swaps	—	(34,115)	—	(34,115)

Total	$(54,863)	$(34,115)	$—	$(88,978)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: April 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: April 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 25, 2011